UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Ultra Short Duration Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 38.7%
Consumer Discretionary 3.7%
AutoZone, Inc., 5.75%, 1/15/2015	540,000	598,575
Beam, Inc., 6.375%, 6/15/2014	218,000	237,883
DISH DBS Corp., 7.125%, 2/1/2016	1,400,000	1,536,500
JC Penney Corp., Inc., 9.0%, 8/1/2012	500,000	517,500
Mattel, Inc., 2.5%, 11/1/2016	240,000	243,647
News America, Inc., 7.6%, 10/11/2015	500,000	570,665
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015	1,200,000	1,341,000
Wyndham Worldwide Corp., 6.0%, 12/1/2016	320,000	355,069

		5,400,839
Consumer Staples 0.1%
Safeway, Inc., 3.4%, 12/1/2016	200,000	207,294
Energy 4.1%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	500,000	574,028
Forest Oil Corp., 8.5%, 2/15/2014	1,400,000	1,526,000
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017	1,000,000	997,500
KazMunayGaz National Co., 144A, 11.75%, 1/23/2015	500,000	606,250
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	300,000	331,869
Quicksilver Resources, Inc., 8.25%, 8/1/2015 (a)	1,400,000	1,384,250
Transocean, Inc., 4.95%, 11/15/2015	510,000	541,578

		5,961,475
Financials 21.3%
AEGON NV, 4.625%, 12/1/2015	500,000	522,922
AIG-FP Matched Funding, Series 2005-28, 4.43%, 3/4/2015	160,000	148,560
Alfa MTN Issuance Ltd., 8.0%, 3/18/2015	1,000,000	1,028,930
Ally Financial, Inc., 8.3%, 2/12/2015	1,400,000	1,544,368
American International Group, Inc., 4.25%, 9/15/2014	500,000	502,329
American Tower Corp., (REIT), 4.625%, 4/1/2015	350,000	366,501
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	520,000	593,953
Banco Bradesco SA, 144A, 4.5%, 1/12/2017 (a)	500,000	510,000
Bank of America Corp., Series L, 1.973% *, 1/30/2014	500,000	484,027
Barclays Bank PLC:
144A, 2.5%, 9/21/2015	560,000	556,186
Series 1, 5.0%, 9/22/2016	250,000	268,505
9.0% *, 11/10/2025	130,000	125,450
BBVA Bancomer SA, 144A, 4.5%, 3/10/2016	590,000	593,540
Berkshire Hathaway, Inc., 1.9%, 1/31/2017	225,000	228,540
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	1,400,000	1,508,500
Capital One Financial Corp., 3.15%, 7/15/2016	615,000	629,877
Citigroup, Inc.:
4.45%, 1/10/2017	355,000	370,143
6.375%, 8/12/2014	800,000	866,010
CNA Financial Corp., 6.5%, 8/15/2016	540,000	588,891
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/2017	255,000	262,450
Daimler Finance North America LLC, 6.5%, 11/15/2013	800,000	869,082
E*TRADE Financial Corp., 7.875%, 12/1/2015	1,000,000	1,011,250
FUEL Trust, 144A, 3.984%, 6/15/2016	500,000	509,161
General Electric Capital Corp., 5.0%, 5/15/2016	400,000	431,730
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	295,000	296,753
Hartford Financial Services Group, Inc., 4.0%, 3/30/2015	440,000	447,853
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	520,000	567,697
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	400,000	407,500
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	320,000	321,419
ING Bank NV, 144A, 1.596% *, 3/15/2013	500,000	493,396
Intesa Sanpaolo SpA, 144A, 2.906% *, 2/24/2014	250,000	230,438
KeyCorp, Series H, 6.5%, 5/14/2013	335,000	355,674
Lincoln National Corp., 4.3%, 6/15/2015	335,000	354,368
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	440,000	443,943
Lukoil International Finance BV, 144A, 6.375%, 11/5/2014	500,000	532,500
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015	600,000	618,886
Morgan Stanley:
2.875%, 7/28/2014	625,000	623,452
6.0%, 5/13/2014	320,000	335,779
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	280,000	286,064
Nomura Holdings, Inc., 5.0%, 3/4/2015	155,000	160,099
PC Financial Partnership, 5.0%, 11/15/2014	400,000	436,766
Principal Financial Group, Inc., 7.875%, 5/15/2014	770,000	855,838
Prudential Financial, Inc., 6.2%, 1/15/2015	230,000	254,759
RCI Banque SA, 144A, 4.6%, 4/12/2016	560,000	534,645
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	370,000	373,587
Santander U.S. Debt SAU, 144A, 2.485%, 1/18/2013	770,000	749,215
SunTrust Banks, Inc., 3.5%, 1/20/2017	1,000,000	1,024,704
Telecom Italia Capital SA:
4.95%, 9/30/2014	195,000	191,100
6.175%, 6/18/2014	510,000	512,550
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	1,000,000	1,035,137
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	470,000	498,562
6.0%, 5/1/2014	230,000	247,354
TNK-BP Finance SA, 144A, 6.25%, 2/2/2015	1,000,000	1,048,750
Ventas Realty LP, (REIT), 3.125%, 11/30/2015	195,000	196,439
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016	1,000,000	1,130,000
Woori Bank, 144A, 4.5%, 10/7/2015	200,000	206,149
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017	1,000,000	1,033,789

		31,326,070
Industrials 1.6%
ARAMARK Corp., 8.5%, 2/1/2015	1,400,000	1,435,000
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	385,000	406,268
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016	500,000	513,842

		2,355,110
Information Technology 1.0%
Motorola Solutions, Inc., 5.375%, 11/15/2012	400,000	412,926
Xerox Corp., 6.4%, 3/15/2016	1,000,000	1,132,323

		1,545,249
Materials 0.1%
Airgas, Inc., 2.95%, 6/15/2016	200,000	206,962
Telecommunication Services 4.4%
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017	190,000	206,387
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015	360,000	364,509
Digicel Ltd., 144A, 12.0%, 4/1/2014	1,400,000	1,578,500
Frontier Communications Corp., 6.625%, 3/15/2015	1,400,000	1,400,000
Nextel Communications, Inc., Series C, 5.95%, 3/15/2014	1,400,000	1,386,000
Qwest Corp., 7.625%, 6/15/2015	710,000	808,311
Telefonica Emisiones SAU, 6.421%, 6/20/2016	620,000	664,014

		6,407,721
Utilities 2.4%
Abu Dhabi National Energy Co., 144A, 4.125%, 3/13/2017	600,000	607,500
Ameren Corp., 8.875%, 5/15/2014	202,000	228,086
Centrais Eletricas Brasileiras SA, 144A, 7.75%, 11/30/2015	500,000	573,750
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	410,000	439,265
Majapahit Holding BV, 144A, 7.75%, 10/17/2016	500,000	573,750
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 5.5%, 9/30/2014	1,000,000	1,067,500

		3,489,851

Total Corporate Bonds (Cost $55,859,365)		56,900,571
Mortgage-Backed Securities Pass-Throughs 1.4%
Federal Home Loan Mortgage Corp., 7.0%, 3/1/2013	1,094	1,110
Federal National Mortgage Association:
4.5%, 4/1/2023	329,550	352,129
5.096% *, 9/1/2038	528,171	561,321
7.0%, 4/1/2038	149,201	167,017
Government National Mortgage Association:
6.5%, with various maturities from 8/20/2034 until 2/20/2039	856,609	966,227
7.0%, 6/20/2038	26,180	30,180

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,952,737)		2,077,984
Asset-Backed 2.8%
Automobile Receivables 0.8%
Americredit Automobile Receivables Trust, "D", Series 2011-1, 4.26%, 2/8/2017	1,000,000	1,023,659
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	178,624	178,858

		1,202,517
Credit Card Receivables 0.5%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	294,000	322,594
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	326,000	358,740

		681,334
Home Equity Loans 0.8%
Credit-Based Asset Servicing and Securitization LLC, "A2A", Series 2007-CB2, 5.784% *, 2/25/2037	71,649	70,725
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	143,714	138,995
"AF1", Series 2006-4, 5.545%, 1/25/2037	64,836	36,149
"AF2", Series 2006-3, 5.58%, 11/25/2036	348,575	192,521
"AF1", Series 2007-2, 5.893%, 6/25/2037	358,155	184,707
Residential Funding Mortgage Securities II, Inc., "A7", Series 2001-HI4, 7.24%, 10/25/2026	510,370	485,289
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	22,770	17,839
Structured Asset Securities Corp., "1A2B", Series 2005-7XS, 5.27%, 4/25/2035	7,994	7,972

		1,134,197
Manufactured Housing Receivables 0.7%
Green Tree Financial Corp., "A5", Series 1994-2, 8.3%, 5/15/2019	110,561	113,159
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030	981,145	987,210

		1,100,369

Total Asset-Backed (Cost $4,487,649)		4,118,417
Commercial Mortgage-Backed Securities 9.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc., "AM", Series 2006-3, 5.858% *, 7/10/2044	625,000	605,994
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	710,000	776,046
"A4", Series 2005-PW10, 5.405%, 12/11/2040	1,000,000	1,118,820
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	620,000	663,797
"A4", Series 2005-C1, 5.014%, 2/15/2038	620,000	673,595
"H", Series 2002-CKP1, 144A, 7.578% *, 12/15/2035	350,000	350,315
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	650,000	696,533
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2005-GG5, 5.117%, 4/10/2037	552,611	555,775
"A2", Series 2007-GG9, 5.381%, 3/10/2039	1,083,996	1,088,196
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	400,000	424,420
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2005-LDP1, 4.625%, 3/15/2046	70,503	71,467
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	700,000	743,072
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	657,500	697,109
"A4", Series 2006-CB14, 5.481%, 12/12/2044	620,000	687,964
"AM", Series 2006-CB16, 5.593%, 5/12/2045	500,000	491,211
"A4", Series 2006-LDP7, 6.065% *, 4/15/2045	620,000	705,691
LB-UBS Commercial Mortgage Trust:
"A2", Series 2003-C7, 4.064%, 9/15/2027	144,028	144,274
"A4", Series 2005-C5, 4.954%, 9/15/2030	720,000	792,068
"AM", Series 2005-C5, 5.017%, 9/15/2040	620,000	657,252
Morgan Stanley Capital I:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042	620,000	683,231
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	778,128	777,576
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	197,352	197,101
"A4", Series 2005-C22, 5.444% *, 12/15/2044	620,000	692,605

Total Commercial Mortgage-Backed Securities (Cost $13,953,455)		14,294,112
Collateralized Mortgage Obligations 7.3%
Banc of America Funding Corp., "2A3", Series 2005-4, 5.5%, 8/25/2035	246,298	248,646
Banc of America Mortgage Securities, Inc., "1A1", Series 2005-11, 5.75%, 12/25/2035	406,108	404,325
Citicorp Mortgage Securities, Inc.:
"1A6", Series 2004-6, 5.5%, 9/25/2034	200,000	203,082
"1A1", Series 2005-7, 5.5%, 10/25/2035	125,699	126,548
"1A2", Series 2006-5, 6.0%, 10/25/2036	96,583	97,400
Countrywide Alternative Loan Trust:
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	53,153	53,003
"A4", Series 2002-11, 6.25%, 10/25/2032	4,052	4,116
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 5.249% *, 2/20/2036	498,709	336,433
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.523% *, 8/28/2047	1,605,257	1,573,353
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.82% *, 2/25/2048	174,775	174,568
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025	3,789,660	287,343
"AI", Series 3900, Interest Only, 3.5%, 7/15/2013	8,782,981	273,246
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	3,264,280	70,098
"DI", Series 3710, Interest Only, 4.0%, 1/15/2024	3,653,915	202,369
"NI", Series 3796, Interest Only, 4.0%, 2/15/2025	3,304,424	185,243
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018	3,785,451	281,243
"QP", Series 3149, 5.0%, 10/15/2031	75,516	75,465
"PI", Series 3561, Interest Only, 5.0%, 12/15/2031	1,151,637	14,555
"AB", Series 3197, 5.5%, 8/15/2013	30,323	30,319
"LA", Series 1343, 8.0%, 8/15/2022	116,898	137,938
"PK", Series 1751, 8.0%, 9/15/2024	376,175	449,764
Federal National Mortgage Association:
"21", Series 343, Interest Only, 4.0%, 9/1/2018	1,343,933	88,440
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023	2,601,572	121,829
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024	2,024,229	113,583
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	736,070	54,214
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	1,009,565	43,595
"27", Series 351, Interest Only, 5.0%, 4/1/2019	854,254	80,348
"2", Series 350, Interest Only, 5.5%, 3/1/2034	833,167	113,714
"SA", Series 2003-30, Interest Only, 7.374% **, 10/25/2017	1,046,957	49,410
"MS", Series 2007-97, 14.16% *, 12/25/2031	60,569	61,126
Government National Mortgage Association:
"CI", Series 2009-29, Interest Only, 4.5%, 4/20/2034	746,710	53,417
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038	666,671	41,853
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038	2,646,839	335,731
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	2,391,344	399,865
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.7% *, 1/25/2036	160,928	155,151
JPMorgan Mortgage Trust, "3A2", Series 2005-A5, 5.193% *, 8/25/2035	174,261	170,369
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036	254,391	252,898
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 1.949% *, 12/25/2034	131,115	113,606
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033	277,426	281,835
"A6", Series 2002-QS19, 5.125%, 12/25/2032	165,569	168,820
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032	387,480	401,376
Thornburg Mortgage Securities Trust, "4A3", Series 2007-3, 0.486% *, 6/25/2047	468,290	459,547
Vericrest Opportunity Loan Transferee, "A1", Series 2011-NL1A, 144A, 5.926%, 12/26/2050	288,428	288,828
Washington Mutual Mortgage Pass-Through Certificates Trust, "A5", Series 2005-AR5, 2.569% *, 5/25/2035	1,000,000	896,076
Waterfall Victoria Mortgage Trust, "A", Series 2010-1, 144A, 5.0%, 10/20/2056	20,258	20,170
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2005-9, 4.75%, 10/25/2035	2,222	2,211
"2A6", Series 2005-11, 5.5%, 11/25/2035	640,746	648,520

Total Collateralized Mortgage Obligations (Cost $12,115,279)		10,645,589
Government & Agency Obligations 12.2%
Other Government Related (b) 2.3%
BRFkredit AS, 144A, 2.05%, 4/15/2013	890,000	903,587
Dexia Credit Local, 144A, 2.75%, 1/10/2014	500,000	464,810
Eksportfinans ASA, 3.0%, 11/17/2014	500,000	467,092
Governor & Co. of the Bank of Ireland, 144A, 2.75%, 3/2/2012	680,000	677,091
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015	880,000	913,000

		3,425,580
Sovereign Bonds 3.2%
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015	620,000	642,535
Republic of Italy, 2.125%, 10/5/2012	500,000	497,757
Republic of Lithuania, 144A, 6.75%, 1/15/2015	1,000,000	1,055,000
Republic of Poland, 3.875%, 7/16/2015	440,000	452,100
Republic of Venezuela, 8.5%, 10/8/2014	500,000	482,500
Russian Foreign Bond, 144A, 3.625%, 4/29/2015	1,000,000	1,018,750
Ukraine Government, 144A, 6.875%, 9/23/2015	500,000	460,000

		4,608,642
U.S. Treasury Obligations 6.7%
U.S. Treasury Bill, 0.045% ***, 3/8/2012 (c)	184,000	183,993
U.S. Treasury Notes:
0.75%, 6/15/2014	4,000,000	4,047,500
0.875%, 12/31/2016 (a)	4,000,000	4,035,312
1.25%, 8/31/2015	1,500,000	1,545,820

		9,812,625

Total Government & Agency Obligations (Cost $17,805,673)		17,846,847
Loan Participations and Assignments 23.7%
Senior Loans * 21.2%
Academy Ltd., Term Loan, 6.0%, 8/3/2018	1,000,000	1,003,005
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.25%, 6/18/2018	1,000,000	989,165
Alkermes, Inc., Term Loan B, 6.75%, 9/15/2017	1,000,000	1,009,585
API Technologies Corp., Term Loan B, 7.75%, 6/27/2016	994,559	924,940
Aspect Software, Inc., Term Loan B, 6.25%, 5/6/2016	992,424	992,836
Asurion LLC, First Lien Term Loan, 5.5%, 5/24/2018	954,545	953,729
AWAS Finance Luxembourg SARL, Term Loan B, 5.25%, 6/10/2016	478,723	479,920
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/2017	995,000	995,000
Bombardier Recreational Products, Inc., Term Loan, 2.8%, 6/28/2013	1,000,000	989,105
Chrysler Group LLC, Term Loan, 6.0%, 5/24/2017	995,000	976,488
Clear Channel Communication, Inc., Term Loan B, 3.92%, 1/28/2016	500,000	402,690
ClientLogic Corp., Term Loan, 7.331%, 1/30/2017	1,000,000	953,335
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/2016	785,260	788,530
Crown Castle International Corp., Term Loan B, 4.0%, 1/25/2019	1,000,000	1,001,115
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/2018	1,000,000	1,003,595
DG FastChannel, Inc., Term Loan B, 5.75%, 7/26/2018	995,000	978,334
Evergreen Tank Solutions, Inc., Second Lien Term Loan, 4.313%, 4/4/2014	500,000	468,750
Exopack LLC, Term Loan, 6.5%, 5/31/2017	995,000	983,184
First Data Corp., Term Loan B, 4.277%, 3/23/2018	500,000	440,548
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	229,712	229,238
Genesys Telecommunications Laboratories, Inc., Term Loan B, 6.75%, 1/25/2019	500,000	501,000
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	992,481	896,146
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	474,295	469,322
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016	995,000	990,856
iPayment, Inc., Term Loan B, 5.75%, 5/8/2017	471,888	469,646
Istar Financial, Inc., Term Loan A1, 5.0%, 6/28/2013	659,978	659,427
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017	972,065	968,119
Merrill Communications LLC, Second Lien Term Loan, 13.75%, 11/15/2013	551,006	508,536
Moneygram International, Inc., Term Loan B1, 4.5%, 11/17/2017	498,750	494,543
Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/2018	1,000,000	983,855
Reynolds Group Holdings, Inc., Term Loan B, 6.5%, 2/9/2018	981,822	986,731
San Juan Cable Holdings LLC, Term Loan B, 6.0%, 6/9/2017	497,500	485,376
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017	487,500	478,969
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018	846,154	834,519
Terex Corp., Term Loan B, 5.5%, 4/28/2017	997,500	1,004,857
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/20/2018	930,560	897,990
Toys 'R' Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016	994,962	994,072
U.S. Foodservice, Inc., Term Loan B, 5.75%, 3/31/2017	496,250	492,942
Western Refining, Inc., Term Loan B, 7.5%, 3/15/2017	992,500	1,003,050
Wm. Bolthouse Farms, Inc., Second Lien Term Loan, 9.5%, 8/11/2016	500,000	500,470

		31,183,518
Sovereign Loans 2.5%
Bank of Moscow, 144A, 6.699%, 3/11/2015	620,000	631,470
Gazprom OAO, 144A, 8.125%, 7/31/2014	1,040,000	1,141,400
Russian Agricultural Bank OJSC, Series 1, 144A, 7.175%, 5/16/2013	381,000	400,526
Russian Railways, 5.739%, 4/3/2017	500,000	518,750
Vimpel Communications, 144A, 6.493%, 2/2/2016	1,000,000	992,500

		3,684,646

Total Loan Participations and Assignments (Cost $35,112,841)		34,868,164
Municipal Bonds and Notes 1.9%
California, State General Obligation, Series 3, 5.65%, Mandatory Put 4/1/2013 @ 100, 4/1/2039 (d)	240,000	252,302
Georgia, State General Obligation, Series E-2, 4.0%, 9/1/2013	260,000	275,473
Illinois, State General Obligation, 3.321%, 1/1/2013 (d)	390,000	399,106
Massachusetts, State School Building Authority Sales Tax Revenue, Series A, 4.0%, 5/15/2014	200,000	216,378
New Jersey, Economic Development Authority Revenue, School Facilities, Series F, Prerefunded 6/15/2013 @ 100, 5.25%, 6/15/2022, INS: FGIC	125,000	133,626
New York, State Local Government Assistance Corp., Series A, 5.0%, 4/1/2014	255,000	280,921
New York, Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/2014	125,000	137,065
Sumner County, TN, General Obligation, 5.0%, 6/1/2014	215,000	237,893
Texas, State Public Finance Authority Revenue, Series A, 5.0%, 7/1/2014	135,000	149,834
Virginia, State Public School Financing Authority, 1997 Resolution, Series B, 5.0%, 8/1/2014	170,000	189,411
Washington, Motor Vehicle Fuel Tax, Series B-1, 4.0%, 8/1/2014	250,000	272,138
Washington, University Revenues, Series A, 5.0%, 4/1/2014	180,000	197,926

Total Municipal Bonds and Notes (Cost $2,707,320)		2,742,073

	Contracts	Value ($)

Put Options Purchased 0.0%
90 Day Eurodollar Future, Expiration Date 3/19/2012, Strike Price $99.25 (Cost $22,530)	100	1,250

	Shares	Value ($)

Securities Lending Collateral 4.2%
Daily Assets Fund Institutional, 0.24% (e) (f) (Cost $6,093,660)	6,093,660	6,093,660
Cash Equivalents 2.3%
Central Cash Management Fund, 0.07% (e) (Cost $3,409,212)	3,409,212	3,409,212

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $153,519,721) †	104.2	152,997,879
Other Assets and Liabilities, Net	(4.2)	(6,153,240)

Net Assets	100.0	146,844,639

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

**	These securities are shown at their current rate as of January 31, 2012.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $153,519,721.  At January 31, 2012, net unrealized depreciation for all securities based on tax cost was $521,842.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,527,849 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,049,691.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $5,910,620, which is 4.0% of net assets.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At January 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Taxable issue.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
FGIC: Financial Guaranty Insurance Co.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

2 Year U.S. Treasury Note	USD	3/30/2012	220	48,565,000	(7,738)

At January 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year U.S. Treasury Note	USD	3/30/2012	106	13,148,969	(16,796)

Currency Abbreviations

USD	United States Dollar

At January 31, 2012, open written option contracts were as follows:

Written Options	Contract Amount	Expiration Date	Strike Price ($)	Value ($) (g)

Put Options
90 Day Eurodollar Future (Premiums received $12,470)	100	3/19/2012	99.0	625

(g)	Unrealized appreciation at January 31, 2012 was $11,845.

At January 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2010 3/20/2016	500,0001	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB	(3,849)	(191)	(3,658)
6/22/2009 9/20/2014	1,000,0002	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	78,375	(15,947)	94,322
Total net unrealized depreciation					90,664

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At January 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/24/2012 9/24/2013	55,000,0003	Fixed — 0.49%	Floating — LIBOR	9,922	95,496	(85,574)
9/24/2012 9/24/2013	55,000,0004	Fixed — 0.49%	Floating — LIBOR	9,922	(4,100)	14,022
9/24/2012 9/24/2016	18,000,0003	Fixed — 1.325%	Floating — LIBOR	(242,703)	—	(242,703)
9/24/2012 9/24/2016	18,000,0004	Fixed — 1.325%	Floating — LIBOR	(242,703)	7,125	(249,828)
11/12/2010 11/12/2025	600,0001	Floating — LIBOR	Floating — 4.452%††	14,756	—	14,756
11/15/2010 11/15/2025	600,0005	Floating — LIBOR	Floating — 4.457%††	58,094	—	58,094
11/16/2010 11/16/2025	300,0001	Floating — LIBOR	Floating — 4.46%††	7,463	—	7,463
11/19/2010 11/19/2025	300,0005	Floating — LIBOR	Floating — 4.479%††	28,218	—	28,218
11/23/2010 11/23/2025	150,0001	Floating — LIBOR	Floating — 4.495%††	3,647	—	3,647
Total net unrealized depreciation					(451,905)

††	These interest rate swaps are shown at their current rate as of January 31, 2012.
At January 31, 2012, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/26/2011 4/26/2012	2,400,0004	0.07%	BNP Paribas BPSTAR Enhanced Momentum Index	967	—	967
6/9/2010 6/1/2012	6,200,0006	0.45%	Citi Global Interest Rate Strategy Index	(105,875)	—	(105,875)
Total net unrealized depreciation					(104,908)

Counterparties:
1	Morgan Stanley
2	JPMorgan Chase Securities, Inc.
3	Bank of America
4	BNP Paribas
5	Barclays Bank PLC
6	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$56,752,011	$148,560	$56,900,571
Mortgage-Backed Securities Pass-Throughs	—	2,077,984	—	2,077,984
Asset-Backed	—	4,118,417	—	4,118,417
Commercial Mortgage-Backed Securities	—	14,294,112	—	14,294,112
Collateralized Mortgage Obligations	—	10,645,589	—	10,645,589
Government & Agency Obligations	—	17,846,847	—	17,846,847
Loan Participations and Assignments	—	34,868,164	—	34,868,164
Municipal Bonds and Notes	—	2,742,073	—	2,742,073
Short-Term Investments	9,502,872	—	—	9,502,872
Derivatives(k)	1,250	221,489	—	222,739
Total	$9,504,122	$143,566,686	$148,560	$153,219,368

Liabilities
Derivatives(k)	$(25,159)	$(687,638)	$—	$(712,797)
Total	$(25,159)	$(687,638)	$—	$(712,797)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Corporate Bonds
Balance as of October 31, 2011	$150,480
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(2,095)
Amortization premium/ discount	175
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of January 31, 2012	$148,560
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2012	$(2,095)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Credit Contracts	$—	$90,664	$—
Interest Rate Contracts	$(24,534)	$(556,813)	$(9,435)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Ultra-Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012